Summary Reconciliation of Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues			$ 3,734,000	$ 1,515,848
Cost of Revenues			1,900,000	933,986
Gross Profit			1,834,000	581,862
Selling, general, and administrative expenses			1,515,000	1,032,042
Goodwill and intangible asset impairment expenses			1,224,000	21,722,213
Total operating expenses			2,739,000	22,754,255
Operating Loss from Discontinued Operations			(905,000)	(22,172,393)
Interest income			6,000
Gain on disposal of subsidiary			997,000
Total other income and expense			1,003,000
Net Income Before Income Taxes from discontinued operations			98,000	(22,172,393)
Provision for income tax expenses for discontinued operations			27,976	1,912
Net Income (Loss)			70,024	(22,174,305)
Revenues	$ 3,390,391	$ 1,896,335
Cost of Revenues	2,046,750	1,268,902	6,154,434	2,935,119
Gross profit	1,343,641	627,433		(299,362)
Operating Expenses
Selling, general, and administrative expenses	3,671,417	2,829,892		9,894,146
Operating loss	(2,327,776)	(6,928,459)		(33,494,714)
Total other income and expense	(320,229)	(8,070)		29,055
Net loss before income taxes	(2,648,005)	(6,936,529)	(15,476,517)	(33,469,830)
Provision for income tax expenses	30,741		11,366	4,171
Loss from discontinued operations	(145,000)	(108,000)	$ 70,024	$ (22,174,305)
Discontinued Operations [Member]
Revenues		933,000
Cost of Revenues	8,000	535,000
Gross profit	(8,000)	398,000
Operating Expenses
Selling, general, and administrative expenses	129,000	498,000
Total operating expenses	129,000	498,000
Operating loss	(137,000)	(100,000)
Other Income and Expense	(7,000)	(7,000)
Total other income and expense	(7,000)	(7,000)
Net loss before income taxes	(144,000)	(107,000)
Provision for income tax expenses	1,000	1,000
Loss from discontinued operations	$ (145,000)	$ (108,000)